7. ACCOUNTS RECEIVABLE/CUSTOMER CONCENTRATION (Details Narrative) (USD $)	Jun. 30, 2013	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2011
Notes to Financial Statements
Accounts receivable, net of allowance	$ 809,856	$ 1,012,697	$ 1,012,697	$ 823,724